Commitments, contingencies and operating risks - Credit related commitments (Details) - Unused limits on loans to legal entities - Stage 1 - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Gross carrying amount
Disclosure of credit risk exposure
Unused limits on loans to legal entities	₽ 1,618	₽ 34
Expected credit loss allowance / Impairment
Disclosure of credit risk exposure
Unused limits on loans to legal entities	₽ (19)